Other Current and Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Other Current And Noncurrent Assets [Abstract]
Schedule of other current and other non-current assets
	As of December 31,
	2021	2020
Input VAT receivable	$125,981	$134,746
Prepayments - office rental	807,172	952,616
Prepayments - insurance	110,408	292,095
Prepayments - others	92,234	51,920
Uniforms	19,963	17,954
Tools and supplies	81,343	135,553
Deferred costs	38,880	-
Other current assets	$1,275,981	$1,584,884

Deposits	$296,986	$361,275
Deferred costs	48,600	-
Other non-current assets	$345,586	$361,275